Material Accounting Policies - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Jul. 01, 2023 $ / د.ك	Jan. 01, 2023 CAD ($)
Disclosure Of Material Accounting Policies [Line Items]
Cash original maturity	three months or less
Fixed exchange rate | $ / د.ك			0.309
Increase in accounts payable and accrued liabilities	$ 314,355	$ 350,749		$ 404,350
Decrease in non-current share based compensation liability	$ 13,666	16,755		47,836
Classification of Liabilities as Current or Non-current [Member]
Disclosure Of Material Accounting Policies [Line Items]
Increase in accounts payable and accrued liabilities		8,000		12,000
Decrease in non-current share based compensation liability		$ 8,000		$ 12,000
Top of Range [Member] | Software [Member]
Disclosure Of Material Accounting Policies [Line Items]
Expected useful life of intangible asset	10 years